Summary of Significant Accounting Policies - Change in Accounting Principle (Details) - New Accounting Pronouncemen, Early Adoption, Effect $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
New Accounting Pronouncement Early Adoption [Line Items]
Reduction of total assets, due to change in accounting principle	$ 7,305
Reduction of long term debt, due to change in accounting principle	5,102
Reduction of current portion of long term debt, due to change in accounting principle	$ 2,203